REVENUE RECOGNITION (Details - Contract liabilities) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract Liabilities, Beginning of Period	$ 794,981	$ 1,137,470	$ 905,113	$ 450,084
Assumed in business acquisition	0	0	0	826,679
Unearned revenue received from customers	1,020,669	774,316	1,917,775	1,388,700
Revenue recognized	(427,844)	(893,511)	(1,435,082)	(1,647,188)
Contract Liabilities, End of Period	$ 1,387,806	$ 1,018,275	$ 1,387,806	$ 1,018,275